General	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

1.	GENERAL

Golar LNG Limited (the “Company” or “Golar”) was incorporated in Hamilton, Bermuda on May 10, 2001. Golar is listed on the Nasdaq under the ticker symbol: “GLNG”.

We design, construct, own and operate marine infrastructure for the liquefaction of natural gas and are the leading provider of floating liquefaction natural gas (“FLNG”) as a service to gas resource owners. We believe that natural gas has a critical role to play in providing cleaner energy for many years to come. Our pioneering infrastructure solutions are designed to provide safe, competitive and more sustainable ways of liquefying gas across the world. We provide market leading FLNG operations and utilize our balance sheet flexibility to optimize shareholder returns through accretive FLNG projects. We offer gas resource holders, developers, and customers a proven, low-cost, and low-risk solution to quickly monetize stranded gas reserves through our industry-leading FLNG operational track record and strong FLNG growth prospects.

As of December 31, 2025, our fleet consisted of two operational FLNG vessels:

•FLNG Hilli Episeyo (the “FLNG Hilli”), operating offshore Cameroon, FLNG Hilli remains under contract until July 2026. Subsequently, FLNG Hilli will sail to Singapore for her scheduled refurbishment in preparation for her 20-year charter with Southern Energy S.A. (“SESA”) in Argentina, commencing in 2027.

•FLNG Gimi (the “FLNG Gimi”), which successfully achieved Commercial Operations Date (“COD”) in June 2025, and commenced its 20-year Lease and Operate Agreement (“LOA”) offshore Mauritania and Senegal. This milestone marks the significant expansion of our FLNG capacity and the continued execution of our long-term growth strategy.

Our third FLNG unit (the “MKII FLNG”) is currently under development pursuant to an Engineering, Procurement, and Construction (“EPC”) contract with CIMC Raffles (“CIMC”). In May 2025, we entered into definitive agreements with SESA for a 20-year charter of the converted MKII FLNG unit, targeted to begin upon COD in 2028. In August 2025, these definitive agreements reached Final Investment Decision (“FID”) and in October 2025 all conditions precedent and customary closing conditions were satisfactorily met.

As used herein and unless otherwise required by the context, the terms “Golar”, the “Company”, “we”, “our”, “us” and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.

Going concern

The consolidated financial statements have been prepared on a going concern basis.

The Company’s execution of the MKII FLNG EPC agreement with CIMC and the commencement of FLNG Hilli’s refurbishment in preparation for her 20-year redeployment in Argentina reflects continued investment in long-term contracted infrastructure and have resulted in increased capital expenditure commitments through 2028.

In October 2025, the Company successfully completed a $500 million senior unsecured notes offering (the “2025 Senior Unsecured Notes”). In November 2025, the Company also successfully closed and fully drew a new $1.2 billion asset-backed debt facility with a consortium of banks to refinance the existing FLNG Gimi debt facility. These transactions enhanced the Company’s capital structure, extended its debt maturity profile, and strengthened its overall liquidity position, resulting in a year-end cash position of $1.2 billion as of December 31, 2025.

Following the completion of these financing initiatives, management updated its cash flow forecasts covering the twelve-month period from the date of issuance of these financial statements. Based on these forecasts, which incorporate expected operating cash flows, committed capital expenditures, and available financing capacity, management believes that the Company has sufficient liquidity to meet its obligations as they fall due for at least twelve months from the date of issuance of the financial statements.

Accordingly, management has concluded that the use of the going concern basis of preparation remains appropriate for these consolidated financial statements.